Commitments and contingencies - Subsidiaries - Sociedad Minera El Brocal S.A.A (Details)					12 Months Ended
	Dec. 30, 2020 PEN (S/) item	Dec. 30, 2020 USD ($) item	Dec. 18, 2020 PEN (S/)	Dec. 18, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/) item	Jan. 07, 2021 PEN (S/)	Jan. 07, 2021 USD ($)	Jan. 05, 2021 PEN (S/)	Jan. 05, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 30, 2020 USD ($)	Jan. 27, 2020 PEN (S/)	Jan. 27, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 08, 2015 PEN (S/)	Jan. 08, 2015 USD ($)	Jun. 18, 2014 PEN (S/)	Jun. 18, 2014 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Contingent liability											S/ 43,462,000	$ 11,993,000
El Brocal
Disclosure of Commitments and contingencies [Line Items]
Contingent liability											S/ 5,220,000	$ 1,445,000
Amount disbursed recorded as an account receivable							S/ 7,871,000	$ 2,172,000
SUNAT
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value									S/ 1,505,948,000	$ 415,549,000
SUNAT | El Brocal | Development cost of Smelter Project
Disclosure of Commitments and contingencies [Line Items]
Depreciation of the tailings			S/ 6,108,000	$ 1,661,000
Year 2011 [Member] | SUNAT | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Income tax liabilities																			S/ 8,333,000	$ 2,303,000
Year 2012 [Member] | SUNAT | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value																	S/ 4,030,000	$ 1,112,000
Tax year 2014 [Member] | SUNAT | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Number of tailings depreciation rate questioned	2	2
Tax year 2014 [Member] | SUNAT | El Brocal | Development cost of Smelter Project
Disclosure of Commitments and contingencies [Line Items]
Contingent liability	S/ 10,902,000												$ 3,008,000
Development cost	S/ 16,582,000	$ 4,576,000
Year 2015 [Member] | SUNAT | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Number of tailings depreciation rate questioned						2
Amount disbursed recorded as an account receivable														S/ 1,456,000	$ 402,000
Year 2015 [Member] | SUNAT | El Brocal | Development cost of Smelter Project
Disclosure of Commitments and contingencies [Line Items]
Contingent liability						S/ 3,412,000										$ 942,000
Development cost					$ 3,844,000	S/ 13,930,000